Stock-Based Compensation (Details 5) (Stock Options, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Options
Stock-Based Compensation
Tax benefit from stock awards exercised	$ 37,583	$ 22,898	$ 9,786